CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of income tax expense (income) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Total current tax expense, net	$ 72,647	$ 78,075	$ 127,513
Deferred tax expense, net, total	(126,344)	(4,196)	31,485
Income tax expense	(53,697)	73,879	158,998
Foreign countries [member]
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Total current tax expense, net	76,806	65,850	100,657
Deferred tax expense, net, total	37,294	58,271	21,846
Country of domicile [member]
SEGMENTAL INFORMATION (Details) - Schedule of revenues by geographic area [Line Items]
Total current tax expense, net	(4,159)	12,225	26,856
Deferred tax expense, net, total	$ (163,638)	$ (62,467)	$ 9,639